Discontinued Operations (Fortive Corporation Separation) (Narrative) (Details) $ in Millions	1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Apr. 01, 2016 USD ($)	Jul. 01, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 15, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Separation, Fortive shares distributed per Danaher share, ratio										0.5
Long-term debt			$ 11,950.3				$ 12,269.0	$ 12,870.4
Extinguishment of debt, amount	$ 1,900.0
Payments of debt extinguishment costs	$ 188.0			$ 188.0			188.1	0.0	$ 0.0
Sales			0.0		$ 1,474.7		3,029.8	6,524.5	7,097.0
Income tax benefit			$ (22.3)		$ 87.6		157.0	448.6	$ 435.9
Fortive
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term debt		$ 3,400.0
Fortive's cash payments to Danaher prior to distribution date		3,000.0
Sales						$ 3,000.0		6,100.0
Separation-related costs							48.0
Senior notes | 2.3% senior unsecured notes due 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term debt							$ 0.0	500.0
Debt instrument, face amount		$ 500.0
Interest rate of debt instrument							2.30%
Senior notes | 5.4% senior unsecured notes due 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term debt							$ 0.0	750.0
Interest rate of debt instrument							5.40%
Senior notes | 5.625% senior unsecured notes due 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term debt							$ 0.0	500.0
Interest rate of debt instrument							5.625%
Senior notes | 3.9% senior unsecured notes due 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term debt							$ 0.0	$ 600.0
Interest rate of debt instrument							3.90%